Notes receivable	12 Months Ended
Dec. 31, 2022
Notes receivable
Notes receivable

Note 7 – Notes receivable

Notes receivable consist of the following:

	As of
	December 31, 2022	December 31, 2021
Notes receivable TerrAscend	$—	$2,315
Notes receivable Sapphire Medical	—	842
Total notes receivable	$—	$3,157

Current portion of notes receivable	$—	$2,315
Long-term notes receivable	—	842
Total notes receivable	$—	$3,157

The consideration for the sale of HMS Health, LLC and HMS Processing, LLC to TerrAscend, included a $2.2 million interest bearing note. The note was paid in full in April 2022.

In August 2019, Rokshaw Limited, a subsidiary of Curaleaf International Limited, entered into a note receivable agreement with Sapphire Medical for the establishment of Sapphire Medical and providing on-going lending to Sapphire Medical’s franchisees which consisted of a revolving loan facility. The Company assumed this note in the EMMAC Transaction. The Company acquired Sapphire Medical during the first quarter of 2022, resulting in the loan eliminating in consolidation.

Information about the Company’s exposure to credit and market risks, and impartment losses for notes receivable is included in Note 22 – Fair value measurements and financial risk management.